FINANCIAL RISK MANAGEMENT (Details) - Liquidity Risk - Undated subordinated liabilities [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL RISK MANAGEMENT (Details) - Liquidity Risk [Line Items]
Interest expense	£ 27	£ 23
The Bank [member]
FINANCIAL RISK MANAGEMENT (Details) - Liquidity Risk [Line Items]
Interest expense	£ 19	£ 17